Insurance Contract Liabilities	12 Months Ended
Dec. 31, 2018
Insurance Contracts [Abstract]
Insurance Contract Liabilities
Insurance Contract Liabilities

	December 31, 2018			December 31, 2017
	Gross	Ceded	Net	Gross	Ceded	Net
Provision for unearned premiums	6,272.2	1,290.8	4,981.4	5,951.7	1,169.0	4,782.7
Provision for losses and loss adjustment expenses	29,081.7	6,459.1	22,622.6	28,610.8	6,189.7	22,421.1
Total insurance contract liabilities	35,353.9	7,749.9	27,604.0	34,562.5	7,358.7	27,203.8

Current	14,086.5	3,489.5	10,597.0	13,405.0	2,975.9	10,429.1
Non-current	21,267.4	4,260.4	17,007.0	21,157.5	4,382.8	16,774.7
	35,353.9	7,749.9	27,604.0	34,562.5	7,358.7	27,203.8

At December 31, 2018 the company's net provision for losses and loss adjustment expenses of $22,622.6 (December 31, 2017 - $22,421.1) were comprised of case reserves of $9,409.3 and IBNR of $13,213.3 (December 31, 2017 - $9,731.5 and $12,689.6).
Provision for unearned premiums
Changes in the provision for unearned premiums for the years ended December 31 were as follows:

	2018	2017
Provision for unearned premiums – January 1	5,951.7	3,740.4
Gross premiums written	15,528.3	12,207.5
Less: gross premiums earned	(15,001.4)	(11,822.0)
Acquisitions of subsidiaries (note 23)	5.9	1,906.2
Divestiture of subsidiary (note 23)	—	(157.9)
Foreign exchange effect and other	(212.3)	77.5
Provision for unearned premiums - December 31	6,272.2	5,951.7

Provision for losses and loss adjustment expenses
Changes in the provision for losses and loss adjustment expenses for the years ended December 31 were as follows:

	2018	2017
Provision for losses and loss adjustment expenses – January 1	28,610.8	19,481.8
Decrease in estimated losses and expenses for claims occurring in the prior years	(462.7)	(218.8)
Losses and expenses for claims occurring in the current year(1)	11,165.8	9,736.5
Paid on claims occurring during:
the current year	(2,474.6)	(2,263.9)
the prior years	(7,566.3)	(5,526.0)
Acquisitions of subsidiaries and reinsurance transactions(2)	564.6	7,377.6
Divestiture of subsidiary (note 23)	—	(546.6)
Foreign exchange effect and other	(755.9)	570.2
Provision for losses and loss adjustment expenses – December 31	29,081.7	28,610.8

(1)	Excludes a gain of $103.7 related to the Part VII transfer component of the RiverStone (UK) acquisition transactions in 2018 (described in the subsequent paragraph).

(2)
Comprised primarily of gross insurance contract liabilities assumed of $553.2 related to the Part VII transfer component of the RiverStone (UK) acquisition transactions in 2018 (described in the subsequent paragraph) and the acquisition of Allied World in 2017 (note 23).

RiverStone (UK) acquisition transactions

Effective October 1, 2018 a portfolio of business comprised of direct UK employers’ liability and public liability policies written by a UK insurer relating to accident years 2001 and prior was transferred to RiverStone (UK) through a Part VII transfer under the Financial Services and Markets Act 2000, as amended. Also effective October 1, 2018 certain latent claims related to policies issued by the same UK insurer relating to accident years 2002 through 2014 were reinsured by RiverStone (UK). The combination of these two transactions (collectively the "RiverStone (UK) acquisition transactions") resulted in RiverStone (UK) assuming $566.8 of net insurance contract liabilities in exchange for cash consideration of $670.5. The 2018 consolidated statement of earnings reflected the RiverStone (UK) acquisition transactions as follows: net premiums earned and losses on claims of $37.5 were recorded for the reinsurance component of this transaction; the difference between the cash consideration of $633.0 received for the Part VII transfer and the net insurance contract liabilities assumed of $529.3 decreased losses on claims by $103.7; and operating expenses included a profit commission payable to the UK insurer of $18.8 for these transactions.

Subsequent to December 31, 2018

Effective January 1, 2019 European Run-off reinsured a portfolio of business predominantly comprised of casualty (principally employers' liability and public liability), professional indemnity, property, marine and aviation exposures relating to accident years 2018 and prior, and will assume approximately $549 of net insurance contract liabilities in exchange for consideration of approximately the same. This transaction will be reflected in the company's consolidated financial reporting in the first quarter of 2019.

Development of insurance losses, gross
The development of insurance liabilities illustrates the estimation uncertainty associated with these liabilities and provides a measure of the company's ability to estimate the ultimate value of claims. The loss development table which follows shows the provision for losses and loss adjustment expenses at the end of each calendar year, the cumulative payments made in respect of those reserves in subsequent years and the re-estimated amount of each calendar year's provision for losses and loss adjustment expenses as at December 31, 2018.

	Calendar year
	2009	2010	2011	2012	2013	2014	2015	2016	2017	2018
Provision for losses and loss adjustment expenses	14,504.8	16,049.3	17,232.2	19,648.8	19,212.8	17,749.1	19,816.4	19,481.8	28,610.8	29,081.7
Less: CTR Life(1)	27.6	25.3	24.2	20.6	17.9	15.2	14.2	12.8	8.7	8.0
	14,477.2	16,024.0	17,208.0	19,628.2	19,194.9	17,733.9	19,802.2	19,469.0	28,602.1	29,073.7
Cumulative payments as of:
One year later	3,126.6	3,355.9	3,627.6	4,323.5	4,081.1	3,801.6	4,441.4	4,608.0	7,564.0
Two years later	5,307.6	5,441.4	6,076.7	7,153.1	6,787.6	6,364.5	7,283.6	7,631.4
Three years later	6,846.3	7,063.1	7,920.3	9,148.0	8,775.5	8,172.7	9,466.5
Four years later	7,932.7	8,333.3	9,333.4	10,702.8	10,212.4	9,561.8
Five years later	8,936.9	9,327.0	10,458.7	11,783.3	11,354.4
Six years later	9,721.1	10,202.6	11,263.6	12,729.6
Seven years later	10,456.1	10,823.4	12,030.0
Eight years later	10,975.6	11,442.7
Nine years later	11,515.3

Reserves re-estimated as of:
One year later	14,616.0	15,893.8	17,316.4	19,021.2	18,375.6	16,696.4	19,169.3	19,343.1	27,580.6
Two years later	14,726.6	15,959.7	17,013.6	18,529.4	17,475.0	16,269.2	18,973.6	18,804.8
Three years later	14,921.6	15,705.6	16,721.0	17,820.5	17,307.9	16,114.0	18,502.5
Four years later	14,828.9	15,430.4	16,233.9	17,735.5	17,287.2	15,938.9
Five years later	14,663.1	15,036.2	16,269.6	17,830.5	17,203.5
Six years later	14,433.0	15,099.0	16,331.8	17,791.8
Seven years later	14,551.5	15,252.1	16,340.6
Eight years later	14,744.2	15,279.7
Nine years later	14,800.0

Favourable (unfavourable) development	(322.8)	744.3	867.4	1,836.4	1,991.4	1,795.0	1,299.7	664.2	1,021.5

Comprised of favourable (unfavourable):
Effect of foreign currency translation	116.7	303.3	320.1	635.8	544.1	329.2	(137.0)	(113.0)	558.8
Loss reserve development	(439.5)	441.0	547.3	1,200.6	1,447.3	1,465.8	1,436.7	777.2	462.7
	(322.8)	744.3	867.4	1,836.4	1,991.4	1,795.0	1,299.7	664.2	1,021.5

(1)
Guaranteed minimum death benefit retrocessional business written by Compagnie Transcontinentale de Réassurance ("CTR Life"), a wholly owned subsidiary of the company that was transferred to Wentworth and placed into run-off in 2002.

The effect of foreign currency translation in the table above primarily arose on translation to U.S. dollars of the loss reserves of subsidiaries with functional currencies other than the U.S. dollar. The company's exposure to foreign currency risk and the management thereof are discussed in note 24.
Loss reserve development in the table above excludes the loss reserve development of a subsidiary in the year it is acquired whereas the consolidated statement of earnings includes the loss reserve development of a subsidiary from its acquisition date.
Favourable loss reserve development in calendar year 2018 of $462.7 in the table above was principally comprised of favourable loss emergence on the more recent accident years, partially offset by adverse development primarily relating to asbestos and other latent claims liabilities.
Development of losses and loss adjustment expenses for asbestos
A number of the company's subsidiaries wrote general liability policies and reinsurance prior to their acquisition by the company under which policyholders continue to present asbestos-related injury claims. The vast majority of these claims are presented under policies written many years ago and reside primarily within the run-off group.
There is a great deal of uncertainty surrounding these types of claims, which impacts the ability of insurers and reinsurers to estimate the ultimate amount of unpaid claims and related settlement expenses. The majority of these claims differ from most other types of claims because there is inconsistent precedent, if any at all, to determine what, if any, coverage exists or which, if any, policy years and insurers/reinsurers may be liable. These uncertainties are exacerbated by judicial and legislative interpretations of coverage that in some cases have eroded the clear and express intent of the parties to the insurance contracts, and in others have expanded theories of liability.

The following is an analysis of the changes which have occurred in the company's provision for losses and loss adjustment expenses related to U.S. asbestos exposure on a gross and net basis for the years ended December 31:

	2018		2017
	Gross	Net	Gross	Net
Provision for asbestos claims and loss adjustment expenses - January 1	1,292.1	1,033.3	1,347.7	1,065.5
Losses and loss adjustment expenses incurred	138.6	114.3	153.0	141.8
Losses and loss adjustment expenses paid	(233.2)	(170.1)	(208.6)	(174.0)
Provisions for asbestos claims assumed during the year, at December 31(1)	20.4	17.8	—	—
Provision for asbestos claims and loss adjustment expenses - December 31	1,217.9	995.3	1,292.1	1,033.3

(1)	Comprised primarily of the reinsurance component of the RiverStone (UK) acquisition transactions.
Fair Value
The estimated fair value of the company's insurance and reinsurance contracts is as follows:

	December 31, 2018		December 31, 2017
	Fair value	Carrying value	Fair value	Carrying value
Insurance contracts	34,560.2	35,353.9	33,807.2	34,562.5
Ceded reinsurance contracts	7,276.2	7,749.9	6,948.7	7,358.7

The fair value of insurance contracts is comprised of the fair value of both unpaid claims liabilities and unearned premiums. The fair value of ceded reinsurance contracts is comprised of the fair value of reinsurers' share of unpaid claims liabilities and unearned premiums. Both reflect the time value of money through discounting, whereas the carrying values (including the reinsurers' share thereof) do not. The calculation of the fair value of unearned premiums includes acquisition expenses to reflect the deferral of these expenses at the inception of the insurance contract. The estimated fair value of insurance and ceded reinsurance contracts is determined by projecting the expected future cash flows of the contracts, selecting the appropriate interest rates, and applying the resulting discount factors to the expected future cash flows. The difference between the sum of the undiscounted expected future cash flows and the sum of the discounted expected future cash flows represents the time value of money. A margin for risk and uncertainty is added to the discounted cash flows to reflect the volatility of the lines of business written, quantity of reinsurance purchased, credit quality of reinsurers and the possibility of future changes in interest rates.

The table that follows illustrates the potential impact of interest rate fluctuations on the fair value of the company's insurance and reinsurance contracts:

	December 31, 2018		December 31, 2017
Change in interest rates	Fair value of insurance contracts	Fair value of reinsurance contracts	Fair value of insurance contracts	Fair value of reinsurance contracts
100 basis point increase	33,539.0	7,074.1	32,820.7	6,764.1
100 basis point decrease	35,686.3	7,494.8	34,877.5	7,147.6
Insurance Contract Receivables

Insurance contract receivables were comprised as follows:

	December 31, 2018	December 31, 2017
Insurance premiums receivable	2,949.8	2,752.3
Reinsurance premiums receivable	1,082.1	1,086.4
Funds withheld receivable	800.9	659.8
Other	307.5	218.7
Provision for uncollectible balances	(29.6)	(30.3)
	5,110.7	4,686.9
Changes in the insurance premiums receivable and reinsurance premiums receivable balances for the years ended December 31 were as follows:

	Insurance premiums receivable		Reinsurance premiums receivable
	2018	2017	2018	2017
Balance – January 1	2,752.3	1,906.2	1,086.4	788.8
Gross premiums written	11,895.0	9,329.9	3,633.3	2,877.6
Premiums collected	(10,344.5)	(8,075.2)	(2,772.1)	(2,323.3)
Recovery (impairments)	—	0.5	(1.7)	(0.7)
Amounts due to brokers and agents	(1,220.4)	(932.3)	(842.7)	(686.4)
Acquisitions of subsidiaries (note 23)	4.0	604.1	—	445.2
Divestiture of subsidiary (note 23)	—	(64.7)	—	(48.5)
Foreign exchange effect and other	(136.6)	(16.2)	(21.1)	33.7
Balance – December 31	2,949.8	2,752.3	1,082.1	1,086.4